Note to Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2025
Note to Consolidated Statement of Cash Flows [Abstract]
Note to consolidated statement of cash flows
22.	Note to consolidated statement of cash flows

The following transactions are the non-cash investing and financing activities of the Group for the year ended December 31, 2025:

-	Acquisition of 40% common interest in HOA in exchange for Hotel101 Global shares resulting to a US$15,495,782 Investment in Associate (Note 6).

-	Issuance of common shares related to the business combination and SPAC merger on June 30, 2025 (Note 4), including shares issued service providers and part of the cost of issuance of amounting US$2,184,000.

-	Right-of-use assets obtained in exchange for new lease liabilities amounted to US$606,100 and US$1,109,050 for the year ended December 31, 2025 and 2024, respectively.